Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000252257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust WCM Focused Global Growth Fund - Investor Class
Average Annual Return, Percent	25.24%	10.37%	14.50%
C000252256 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust WCM Focused Global Growth Fund - Institutional Class
Average Annual Return, Percent	25.61%	10.66%	14.78%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%	11.19%	11.72%